Revenue and Other Income - Schedule of transaction prices allocated to the remaining performance obligations (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Current contract liabilities	$ 111,974,163	$ 55,111,818	$ 0
Within one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	75,077,754	37,165,868
More than one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 36,896,409	$ 17,945,950